Offerings - Offering: 1	Aug. 15, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 991,263,734.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-265488
Carry Forward Initial Effective Date	Jun. 08, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 148,373.97
Offering Note	Pursuant to Rule 415(a)(6) of the Securities Act of 1933, as amended (the "Securities Act"), the securities registered pursuant to this prospectus supplement relate to shares of common stock having an aggregate offering price of $1,000,000,000 that may be sold from time to time under the At Market Issuance Sales Agreement, dated January 17, 2024, as amended by Amendment No. 1, dated February 23, 2024, Amendment No. 2, dated November 7, 2024, and Amendment No. 3, dated August 15, 2025 (collectively, the "Sales Agreement"). The securities were previously registered pursuant to the registration statement on Form S-3 (File No. 333-265488) (the "Prior Registration Statement") filed by Plug Power Inc. (the "Company") with the Securities and Exchange Commission (the "SEC") on June 8, 2022. and an aggregate filing fee of $249,624.81 was previously paid to the SEC when the prospectus supplements to the Prior Registration Statement relating to such securities were filed with the SEC pursuant to Rule 424(b)(5) on January 17, 2024, February 23, 2024 and November 7, 2024. The carry forward securities comprise of unsold shares of common stock having an aggregate offering price of $991,263,734 which remain unsold and available for offer and sale pursuant to the Sales Agreement. The registration fee will continue to be applied to the unsold securities. In accordance with Rules 456(b) and 457(r) under the Securities Act, this "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table filed as Exhibit 107 to the Company's new registration statement on Form S-3 (File No. 333-287577) filed with the SEC on May 27, 2025.